Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt and Balance Sheet Presentation
As at December 31, 2020 and 2019, we had the following liabilities for third party debt agreements:

(In $ millions)	December 31, 2020	December 31, 2019
Secured credit facilities (a)	5,662	5,662
Senior Secured Notes (b)	515	476
Credit facilities contained within variable interest entities	—	621
Total debt principal	6,177	6,759
Less: debt discount and fees	—	(136)
Carrying value	6,177	6,623
This was presented in our Consolidated Balance Sheets as follows.

(In $ millions)	December 31, 2020	December 31, 2019
Debt due within one year	6,177	343
Long-term debt	—	6,280
Total debt principal	6,177	6,623

Schedule of Debt Maturities	The outstanding debt as at December 31, 2020 is repayable as follows:

(In $ millions)	December 31, 2020
2021	6,177
2022 and thereafter	—
Total debt principal	6,177

Schedule of Credit Facilities, and Related Covenants and Restrictions
We have summarized the key terms of our secured credit facilities as at December 31, 2020 in the table below:

Facility name	Maturity (1)	Total ACE drawdowns ($m)	Main facility ($m)	Total ($m)	Margin on LIBOR floating interest (2)	Collateral vessels	Book value of collateral vessels ($m)	Notes
$400 million facility	4Q 2022	17	121	138	3.50%	West Cressida West Callisto West Leda	142
$2,000 million facility	1Q 2023	80	832	912	3.00%	West Alpha West Venture West Phoenix West Navigator West Elara	548
$440 million facility	3Q 2023	6	60	66	4.25%	West Telesto	54
$1,450 million facility	4Q 2023	13	316	329	3.35-4.00%	West Tellus	79	(3)
$360 million facility	4Q 2023	18	99	117	3.75%	AOD I AOD II AOD III	183
$300 million facility	1Q 2024	6	141	147	4.00%	West Tucana West Castor	97
$1,750 million facility	1Q 2024	70	824	894	3.50-3.90%	Sevan Driller Sevan Brasil Sevan Louisiana	8	(3)
$450 million facility	2Q 2022	24	246	270	3.50%	West Eminence	—
$1,500 million facility	4Q 2024	40	1,106	1,146	2.70-4.78%	West Saturn West Neptune West Jupiter	206	(3)
$1,350 million facility	4Q 2024	38	923	961	3.00%	West Pegasus West Gemini West Orion	55
$950 million facility	4Q 2024	38	539	577	3.00-4.42%	West Eclipse West Carina	51	(3)
$450 million facility (2015)	4Q 2024	9	96	105	3.85%	West Freedom West Vigilant West Prospero West Ariel	82
Total secured credit facilities				5,662
(1)The maturities above are based on the contractual maturities, before taking into account the event of default.
(2)The margins above relate to the main facility contractual rates and do not account for the higher margins attributable to the ACE facility.
(3)Certain debt facilities are split into different tranches set at different margins.
Net leverage ratio: to maintain a ratio of net debt to EBITDA as set out below (which will be tested on each financial quarter commencing with the financial quarter ending on March 31, 2022 until the final maturity date of the credit facilities):

Twelve months ended	Net leverage ratio
March 31, 2022	4.5x
June 30, 2022	4.2x
September 30, 2022	3.9x
December 31, 2022	3.7x
March 31, 2023	3.4x
June 30, 2023	3.3x
September 30, 2023	3.1x
December 31, 2023	3.0x
March 31, 2024	2.8x
June 30, 2024	2.7x
September 30, 2024	2.4x
December 31, 2024	2.2x

Twelve months ended	Net leverage ratio
March 31, 2021	7.3x
June 30, 2021	6.6x
September 30, 2021	6.2x
December 31, 2021	5.8x